SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Allowance for expected credit losses	$ 1,256,873	$ 0	$ 0
Client Receivables [Member]
Allowance for expected credit losses	0	0
Broker-Dealers and Clearing Organization [Member]
Allowance for expected credit losses	0	0
Software Licensing [Member]
Allowance for expected credit losses	$ 1,100,000	$ 0	$ 0